Risk management - Aging analysis (past due but performing): Consumer lending portfolio by geographic area, outstandings (Details) - ING Bank consumer lending portfolio, outstandings [member] - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	€ 2,619	€ 3,367
Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,619	3,367
Netherlands [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	725	840
Belgium [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	576	899
Germany [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	430	476
Poland [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	146	236
Spain [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	55	56
Luxembourg [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	25	27
France [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7	13
United Kingdom [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2	3
Rest of Europe [Member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	255	484
Americas [Member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1	3
Asia [Member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4	3
Australia [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	394	328
Residential Mortgages [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,186	2,619
Residential Mortgages [member] | Netherlands [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	713	829
Residential Mortgages [member] | Belgium [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	469	733
Residential Mortgages [member] | Germany [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	359	372
Residential Mortgages [member] | Poland [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	84	145
Residential Mortgages [member] | Spain [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	24	21
Residential Mortgages [member] | Luxembourg [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7	3
Residential Mortgages [member] | France [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1	2
Residential Mortgages [member] | United Kingdom [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2	3
Residential Mortgages [member] | Rest of Europe [Member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	136	195
Residential Mortgages [member] | Americas [Member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	3
Residential Mortgages [member] | Asia [Member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4	3
Residential Mortgages [member] | Australia [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	388	310
Other retail [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	433	749
Other retail [member] | Netherlands [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	12	11
Other retail [member] | Belgium [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	107	166
Other retail [member] | Germany [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	71	104
Other retail [member] | Poland [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	62	90
Other retail [member] | Spain [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	30	36
Other retail [member] | Luxembourg [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	18	24
Other retail [member] | France [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7	10
Other retail [member] | United Kingdom [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Other retail [member] | Rest of Europe [Member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	119	290
Other retail [member] | Americas [Member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Other retail [member] | Asia [Member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Other retail [member] | Australia [member] | Past due but performing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	€ 6	€ 18